Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs Technology Opportunities Fund
Goldman Sachs Technology Opportunities Fund—Summary
Investment Objective
The Goldman Sachs Technology Opportunities Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you invest at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 36 and in Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts on page 84 of the Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-108 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees<br/>(Fees paid directly from your investment)
Shareholder Fees - Class A, C, Inst, Serv, Inv, R6 Shares - Goldman Sachs Technology Opportunities Fund		Class A	Class C	Institutional	Service	Investor	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none	none	none
[1]	A contingent deferred sales charge (“CDSC”) of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, Inst, Serv, Inv, R6 Shares - Goldman Sachs Technology Opportunities Fund		Class A	Class C	Institutional	Service	Investor	Class R6
Management Fees		0.94%	0.94%	0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%	none	0.25%	none	none
Other Expenses	[1]	0.27%	0.52%	0.13%	0.38%	0.27%	0.12%
Service Fees		none	0.25%	none	none	none	none
Shareholder Administration Fees		none	none	none	0.25%	none	none
All Other Expenses		0.27%	0.27%	0.13%	0.13%	0.27%	0.12%
Total Annual Fund Operating Expenses		1.46%	2.21%	1.07%	1.57%	1.21%	1.06%
Fee Waiver and Expense Limitation	[2]	(0.13%)	(0.13%)	(0.09%)	(0.09%)	(0.13%)	(0.09%)
Total Annual Fund Operating Expenses	[3]	1.33%	2.08%	0.98%	1.48%	1.08%	0.97%
[1]	The “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. Additionally, Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Fund. These arrangements will remain in effect through at least December 28, 2019, and prior to such date, the Investment Adviser and Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.
[3]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class C, Institutional, Service, Investor and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Service, Investor and/or Class R6 Shares at the end of those periods, unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Class A, C, Inst, Serv, Inv, R6 Shares - Goldman Sachs Technology Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	678	974	1,292	2,190
Class C Shares	311	679	1,173	2,534
Institutional Shares	100	331	581	1,298
Service Shares	151	487	847	1,860
Investor Shares	110	371	652	1,454
Class R6 Shares	99	328	576	1,286

Assuming no redemption
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A, C, Inst, Serv, Inv, R6 Shares | Goldman Sachs Technology Opportunities Fund | Class C Shares | USD ($)	211	679	1,173	2,534

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2018 was 46% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in equity investments in technology companies, as described below. The Fund seeks to achieve its investment objective by investing, under normal circumstances, in companies that are considered by the Investment Adviser to benefit from the proliferation of technology. Although the Fund invests primarily in publicly traded U.S. securities, it may invest up to 25% of its total assets measured at the time of purchase (“Total Assets”) in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.

The Fund’s fundamental equity growth investment process involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Investment Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. The Investment Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund intends to invest a substantial portion of its assets in technology companies. In general, the Investment Adviser defines a technology company as a high-quality technology, services, media or telecommunications company that adopts or uses technology to improve its cost structure, revenue opportunities or competitive advantage. The Investment Adviser seeks to identify technology companies that exhibit many of the following characteristics:
  Strong brand name
  Dominant market share
  Recurring revenue streams
  Free cash flow generation
  Long product life cycle
  Enduring competitive advantage
  Excellent management
The Investment Adviser seeks to identify technology companies that are promising growth businesses. These companies may grow revenue by increasing sales volumes, prices, customers and market share. The Internet is an example of a technology that the Investment Adviser believes will drive growth for many technology businesses. The Internet has had, and is expected to continue to have, a significant impact on the global economy, as it changes the way many companies operate. Benefits of the Internet for businesses may include global scalability, acquisition of new clients, new revenue sources and increased efficiencies. Technology companies adopting innovative Internet technologies to improve their business models include providers of infrastructure, software, hardware and services.

The Fund will invest at least 25% of its Total Assets in companies in one or more of the media, telecommunications, technology and/or Internet industries. Because of its focus on technology, telecommunications, Internet, services and media companies, the Fund’s investment performance will be closely tied to many factors which affect these companies. These factors include intense competition, consumer preferences, problems with product compatibility and government regulation. The Fund’s investments may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions. The Fund may also invest in a relatively few number of issuers. As a result, the Fund’s net asset value (“NAV”) is more likely to have greater fluctuations than that of a fund which is more diversified or invests in other industries.

The Fund’s benchmark index is the NASDAQ Composite Total Return Index.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Industry Concentration Risk.  The Fund concentrates its investments in specific industry sectors that have historically experienced substantial price volatility. The Fund is subject to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Mid-Cap and Small-Cap Risk.  Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Stock Risk.  Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

Technology Sector Risk. The stock prices of technology and technology-related companies and therefore the value of the Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors. The Fund may also invest in a relatively few number of issuers. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor and Class R6 Shares compare to those of a broad-based securities market index. As of July 2, 2018, the Fund’s benchmark index was changed from the S&P North American Technology Sector Index to the NASDAQ Composite Total Return Index. The Adviser believes that the NASDAQ Composite Total Return Index is a more appropriate index against which to measure performance in light of the Fund’s investment strategy. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the nine-month period ended September 30, 2018 was 21.97% Best Quarter Q1 ’12 +23.21% Worst Quarter Q4 ’08 -27.57%
AVERAGE ANNUAL TOTAL RETURN<br/><br/>For the period ended December 31, 2017
Average Annual Total Returns - Class A, C, Inst, Serv, Inv, R6 Shares - Goldman Sachs Technology Opportunities Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Class A Shares		30.40%	16.09%	9.71%	6.11%		Oct. 01, 1999
Class A Shares | Returns After Taxes on Distributions		28.19%	14.48%	8.95%	5.68%		Oct. 01, 1999
Class A Shares | Returns After Taxes on Distributions and Sale of Fund Shares		19.05%	12.69%	7.86%	5.01%		Oct. 01, 1999
Class A Shares | NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses)		29.64%	19.39%	11.25%		[1]	Oct. 01, 1999
Class A Shares | S&P North American Technology Sector Index (reflects no deduction for fees or expenses)		37.78%	21.67%	12.23%	5.06%		Oct. 01, 1999
Class C Shares		35.89%	16.52%	9.51%	5.64%	[2]	Oct. 01, 1999
Class C Shares | NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses)		29.64%	19.39%	11.25%		[1]	Oct. 01, 1999
Class C Shares | S&P North American Technology Sector Index (reflects no deduction for fees or expenses)		37.78%	21.67%	12.23%	5.06%		Oct. 01, 1999
Institutional Shares		38.54%	17.86%	10.77%	6.87%		Oct. 01, 1999
Institutional Shares | NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses)		29.64%	19.39%	11.25%		[1]	Oct. 01, 1999
Institutional Shares | S&P North American Technology Sector Index (reflects no deduction for fees or expenses)		37.78%	21.67%	12.23%	5.06%		Oct. 01, 1999
Service Shares		37.87%	17.27%	10.23%	6.36%		Oct. 01, 1999
Service Shares | NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses)		29.64%	19.39%	11.25%		[1]	Oct. 01, 1999
Service Shares | S&P North American Technology Sector Index (reflects no deduction for fees or expenses)		37.78%	21.67%	12.23%	5.06%		Oct. 01, 1999
Investor Shares		38.36%	17.68%		14.46%		Sep. 30, 2010
Investor Shares | NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses)		29.64%	19.39%		17.25%		Sep. 30, 2010
Investor Shares | S&P North American Technology Sector Index (reflects no deduction for fees or expenses)		37.78%	21.67%		18.29%		Sep. 30, 2010
Class R6 Shares	[3]	38.54%	17.86%	10.77%	6.87%		Dec. 29, 2017
Class R6 Shares | NASDAQ Composite Total Return Index (reflects no deduction for fees or expenses)	[3]	29.64%	19.39%	11.25%		[1]	Dec. 29, 2017
Class R6 Shares | S&P North American Technology Sector Index (reflects no deduction for fees or expenses)	[3]	37.78%	21.67%	12.23%	5.06%		Dec. 29, 2017
[1]	The NASDAQ Composite Total Return Index commenced operations on September 24, 2003. Since the NASDAQ Composite Total Return Index has not been in existence as long as the Fund, Since Inception returns are not available.
[2]	Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.
[3]	Class R6 Shares commenced operations on December 29, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The after-tax returns are for Class A Shares only. The after-tax returns for Class C, Institutional, Service, Investor and Class R6 Shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.